Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - Associates [member] - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	$ 316,269	$ 69,490
Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	17,097	5,097
Amounts owing from related parties	40,651	40,759
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	$ 4	$ 473